Business Combinations	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Business Combinations
5. Business Combinations:

Merger with Fuel Systems:

On June 1, 2016 ("the acquisition date"), the Company completed a merger with Fuel Systems Solutions, Inc. ("Fuel Systems"). Fuel Systems shareholders received 2.4755 Westport common shares for each share of Fuel Systems common stock owned. The Company issued 44,882,782 common shares to former Fuel Systems shareholders and 653,532 restricted stock units of the Company to replace outstanding Fuel Systems restricted stock units in connection with the merger. No replacement awards were issued for other equity instruments pursuant to the merger agreement.

The merger was accounted for as a business combination, with Westport deemed to be the acquirer. The Company determined the purchase price using the Nasdaq closing share price on the acquisition date at $2.20 per share, which resulted in total purchase consideration of $99,397, which includes the fair value of the common shares issued of $98,742 and the fair value of the restricted stock units related to pre-combination services of $655. The Company incurred total acquisition related costs of $9,890 in 2015 and 2016 under the Corporate and Technology Investments segment, which were expensed as incurred.

This business combination resulted in a bargain purchase transaction, as the fair value of assets acquired and liabilities assumed exceeded the total of the transaction date fair value of equity issued by $35,808. The Company believes it was able to acquire the assets of Fuel Systems for less than their fair value due to the weakness in the alternative fuel sector. The following table summarizes the final allocation of the purchase price to the fair values of assets acquired and liabilities assumed at the date of the acquisition, as well as the adjustments made during the measurement period.

Consideration allocated to:	Preliminary Purchase Price Allocation as of June 1, 2016	Measurement Period Adjustments	Final Purchase Price Allocation as of December 31, 2016
Cash and cash equivalents	$45,344	$—	$45,344
Accounts receivable	42,165	789	42,954
Inventory	72,734	826	73,560
Property, plant and equipment	37,192	600	37,792
Intangible assets	4,240	—	4,240
Deferred income taxes, net	1,911	(3,964)	(2,053)
Other assets	12,962	—	12,962
Accounts payable and accrued liabilities	(58,401)	(5,305)	(63,706)
Other liabilities	(15,888)	—	(15,888)
Total net identifiable assets	142,259	(7,054)	135,205
Bargain purchase gain	(42,862)	7,054	(35,808)
Total consideration	$99,397	$—	$99,397

5. Business Combinations (continued):

The fair value of $42,954 of accounts receivable acquired was based on the amounts expected to be collectible.

The fair value of $73,560 assigned to inventory was based on estimated selling prices net of selling costs associated with finished goods, and replacement value for raw materials and unassembled components.

Property, plant and equipment of $37,792 was determined based on depreciated replacement cost values.

The fair value of intangible assets of $4,240 primarily relates to brand value associated with the BRC, IMPCO and ComfortPro brands. The intangible assets are being amortized over their estimated useful life of ten years.

The fair value of $63,706 assigned to accounts payable and accrued liabilities acquired was based on the expected amount to be paid and contingent liabilities recognized at the acquisition date. Adjustments made in the measurement period include $4,000 settlement of a patent infringement and $1,305 to settle remaining claims.

Since the acquisition date, Fuel Systems' total revenue was $132,850 and generated a net loss of $5,049.

Proforma Results

The following unaudited supplemental proforma information presents the consolidated financial results as if the acquisition of Fuel Systems had occurred on January 1, 2015. This supplemental proforma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on January 1, 2015, nor are they indicative of any future results.

	Years ended December 31,
	2016	2015
Revenue
Revenue for the year	$224,895	$103,304
Fuel Systems (prior to merger)	96,833	263,397
Proforma revenue for the year	$321,728	$366,701

Net loss
Net loss for the year	$(97,573)	$(99,154)
Fuel Systems, net of transaction costs (prior to merger)	(6,249)	(47,135)
Proforma adjustments (1)	(28,951)	(1,575)
Proforma net loss for the year	$(132,773)	$(147,864)

(1) Includes adjustments for the bargain purchase gain, additional interest expense for the convertible debt in all periods, and for transaction costs related to the merger with Fuel Systems.